Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
ASSETS
Cash and due from banks	$ 5,674	$ 5,931
Interest-bearing deposits with banks	131,325	159,962
Cash and interest bearing deposits with banks	136,999	165,893
Trading loans, securities, and other (Note 4)	148,133	147,590
Non-trading financial assets at fair value through profit or loss (Note 4)	11,426	9,390
Derivatives (Note 4)	75,883	54,427
Financial assets designated at fair value through profit or loss (Note 4)	4,755	4,564
Financial assets at fair value through other comprehensive income (Note 4)	71,240	79,066
Total Trading and Non Trading Financial Assets	311,437	295,037
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	330,086	268,939
Securities purchased under reverse repurchase agreements	161,275	167,284
Loans (Notes 4, 6)
Residential mortgages	288,597	268,340
Consumer instalment and other personal	200,754	189,864
Credit card	33,728	30,738
Business and government	273,806	240,070
Total loans	796,885	729,012
Allowance for loan losses (Note 6)	(6,040)	(6,390)
Loans, net of allowance for loan losses	790,845	722,622
Other
Customers' liability under acceptances	20,136	18,448
Investment in Schwab (Note 7)	9,504	11,112
Goodwill (Note 9)	16,730	16,232
Other intangibles	2,194	2,123
Land, buildings, equipment, and other depreciable assets	9,098	9,181
Deferred tax assets	2,105	2,265
Amounts receivable from brokers, dealers, and clients	26,727	32,357
Other assets (Note 10)	23,675	17,179
Total other miscellaneous assets	110,169	108,897
Total assets	1,840,811	1,728,672
LIABILITIES
Trading deposits (Notes 4, 11)	18,604	22,891
Derivatives (Note 4)	72,960	57,122
Securitization liabilities at fair value (Note 4)	12,671	13,505
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	139,805	113,988
Total financial liabilities other than non-trading deposits and other	244,040	207,506
Deposits (Notes 4, 11)
Personal	665,280	633,498
Banks	30,401	20,917
Business and government	506,055	470,710
Total deposits, other than trading	1,201,736	1,125,125
Other
Acceptances	20,136	18,448
Obligations related to securities sold short (Note 4)	50,068	42,384
Obligations related to securities sold under repurchase agreements	126,946	144,097
Securitization liabilities at amortized cost (Note 4)	15,228	15,262
Amounts payable to brokers, dealers, and clients	29,997	28,993
Insurance-related liabilities	7,552	7,676
Other liabilities (Note 12)	31,250	28,133
Total other miscellaneous liabilities	281,177	284,993
Subordinated notes and debentures (Note 4)	11,266	11,230
Total liabilities	1,738,219	1,628,854
EQUITY
Contributed surplus	169	173
Retained earnings	69,090	63,944
Accumulated other comprehensive income (loss)	2,359	7,097
Total equity	102,592	99,818
Total liabilities and equity	1,840,811	1,728,672
Common shares [member]
EQUITY
Issued capital (Note 13)	23,744	23,066
Treasury shares (Note 13)	(104)	(152)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 13)	7,350	5,700
Treasury shares (Note 13)	(16)	(10)
Schwab [member]
Other
Investment in Schwab (Note 7)	$ 9,504	$ 11,112